Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table, or the Pay vs. Performance Table, is required by the SEC to be included in this Proxy Statement to (i) summarize compensation paid to our CEO, who is our principal executive officer, or PEO, as set forth in our Summary Compensation Table, compensation actually paid to our
PEO
calculated as prescribed by SEC rules, average compensation paid to our
Non-PEO
Named Executive Officers, or NEOs, as set forth in our Summary Compensation Table, and average compensation actually paid to our
Non-PEO
NEOs calculated as prescribed by SEC rules, each for the years 2025, 2024, 2023, 2022 and 2021; and (ii) provide total shareholder return values for the Company and its peer group for the period beginning January 1, 2021 through December 31, 2025 and the net income and Adjusted EBITDA of the Company for 2025, 2024, 2023, 2022 and 2021. On July 1, 2021, the Board of Directors of the Company elected and appointed Adam J. Greenlee as CEO of the Company, effective September 1, 2021, succeeding Anthony J. Allott in such position. Mr. Allott was our CEO from March 2006 through August 2021. Therefore, information for each of Mr. Allott and Mr. Greenlee are included in the table and charts below during the time periods for which they served as our CEO.

							Value of Initial Fixed $100 Investment Based On:
(a)	(b)(1)	(b)(1)	(c)(1)(2)	(c)(1)(3)	(d)(4)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
Year	Summary Compensation Table Total for First PEO (Allott)	Summary Compensation Table Total for Second PEO (Greenlee)	Compensation Actually Paid to First PEO (Allott)	Compensation Actually Paid to Second PEO (Greenlee)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Dollars in thousands)	Adjusted EBITDA (Dollars in thousands)

2025	N/A	$12,229,234	N/A	$8,366,815	$3,618,868	$2,816,652	$117.37	$ 99.86	$288,403	$977,800
2024	N/A	$ 7,210,347	N/A	$8,846,516	$2,452,459	$2,895,257	$148.77	$112.83	$276,378	$881,459
2023	N/A	$ 4,966,705	N/A	$4,152,625	$1,875,725	$1,538,882	$127.36	$ 98.16	$325,965	$870,694
2022	N/A	$ 7,902,867	N/A	$9,811,477	$2,261,771	$2,994,427	$143.63	$ 91.21	$340,848	$964,034
2021	$6,242,894	$ 2,931,122	$8,314,969	$3,705,740	$1,660,604	$2,284,104	$117.07	$110.96	$359,081	$846,441

(1)
The Company’s PEO for 2025, 2024, 2023 and 2022 was Adam J. Greenlee. On July 1, 2021, the Board of Directors of the Company elected and appointed Mr. Greenlee as Chief Executive Officer of the Company, effective September 1, 2021, succeeding Anthony J. Allott in such position. Therefore, in 2021 Mr. Allott was the Company’s PEO until September 1, 2021 and Mr. Greenlee was the Company’s PEO since September 1, 2021.

(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards, including for equity awards granted in previous years.

(3)
To determine the compensation actually paid to Mr. Greenlee for 2025, Mr. Greenlee’s total compensation for 2025 in the Summary Compensation Table was reduced by $9,487,800 for equity awards and then $5,625,381 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2024, Mr. Greenlee’s total compensation for 2024 in the Summary Compensation Table was reduced by $4,864,674 for equity awards and then $6,500,843 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2023, Mr. Greenlee’s total compensation for 2023 in the Summary Compensation Table was reduced by $3,239,250 for equity
awards and then $2,425,170 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then $7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

(4)
The Company’s
Non-PEO
NEOs for 2025 were Philippe Chevrier, Frank W. Hogan, III, Shawn C. Fabry, Kimberly I. Ulmer and Alexander G. Hutter. The Company’s
Non-PEO
NEOs for 2024 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer and Thomas J. Snyder. The Company’s
Non-PEO
NEOs for 2023 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer, Jay A. Martin and Thomas J. Snyder. The Company’s
Non-PEO
NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder.

(5)
To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2025, the Company’s
Non-PEO
NEOs’ average total compensation for 2025 in the Summary Compensation Table was reduced by $2,307,960 for equity awards and $56,154 for pension benefits and then $1,550,885 was added back for equity awards, including for equity awards granted in previous years, and $11,013 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2024, the Company’s
Non-PEO
NEOs’ average total compensation for 2024 in the Summary Compensation Table was reduced by $1,269,952 for equity awards and $55,703 for pension benefits and then $1,745,559 was added back for equity awards, including for equity awards granted in previous years, and $22,894 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2023, the Company’s
Non-PEO
NEOs’ average total compensation for 2023 in the Summary Compensation Table was reduced by $956,967 for equity awards and $70,328 for pension benefits and then $673,725 was added back for equity awards, including for equity awards granted in previous years, and $16,726 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2022, the Company’s
Non-PEO
NEOs’ average total compensation for 2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $19,275 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2021, the Company’s
Non-PEO
NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $12,814 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $20,357 was added back for pension benefits. The amounts reported for the average compensation actually paid to Company’s
Non-PEO
NEOs for 2021 through 2024 have been adjusted slightly from amounts previously disclosed to reflect an average of the pension benefits subtracted from the Company’s
Non-PEO
NEO’s average total compensation for such years in the Summary Compensation Table and an average of the pension benefits added back thereto, rather than in both cases subtracting and adding the aggregate amount of such pension benefits. This has resulted in an increase of the Company’s
Non-PEO
NEO’s average compensation actually paid in 2024 and 2023 by $98,426 and $214,405, respectively, and a decrease of the Company’s
Non-PEO
NEO’s average compensation actually paid in 2022 and 2021 by $57,825 and $22,628, respectively.

(6)	The Company Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2021 and that all dividends are reinvested.

(7)
The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2021 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Avery Dennison Corporation, Ball Corporation, Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Smurfit WestRock plc and Sonoco Products Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.

(8)	The net income of the Company in 2025 and 2024 included $52.1 million and $51.1 million of higher rationalization charges, respectively, as compared to 2023.

(9)
In the Company’s assessment, for the most recently completed fiscal year, Adjusted EBITDA represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans
, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses. For 2022 and 2021, Adjusted EBITDA was calculated in the same manner as it was for 2025, 2024 and 2023 except that other pension income from U.S. pension plans of $47.5 million and $53.5 million in such years, respectively, was included in and not excluded from Adjusted EBITDA in such years.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	The Company’s
Non-PEO
NEOs for 2025 were Philippe Chevrier, Frank W. Hogan, III, Shawn C. Fabry, Kimberly I. Ulmer and Alexander G. Hutter. The Company’s
Non-PEO
NEOs for 2024 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer and Thomas J. Snyder. The Company’s
Non-PEO
NEOs for 2023 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer, Jay A. Martin and Thomas J. Snyder. The Company’s
Non-PEO
			NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder.
Peer Group Issuers, Footnote			The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2021 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Avery Dennison Corporation, Ball Corporation, Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Smurfit WestRock plc and Sonoco Products Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.
Adjustment To PEO Compensation, Footnote
(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards, including for equity awards granted in previous years.

(3)
To determine the compensation actually paid to Mr. Greenlee for 2025, Mr. Greenlee’s total compensation for 2025 in the Summary Compensation Table was reduced by $9,487,800 for equity awards and then $5,625,381 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2024, Mr. Greenlee’s total compensation for 2024 in the Summary Compensation Table was reduced by $4,864,674 for equity awards and then $6,500,843 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2023, Mr. Greenlee’s total compensation for 2023 in the Summary Compensation Table was reduced by $3,239,250 for equity
awards and then $2,425,170 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then $7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

Non-PEO NEO Average Total Compensation Amount			$ 3,618,868	$ 2,452,459	$ 1,875,725	$ 2,261,771	$ 1,660,604
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,816,652	2,895,257	1,538,882	2,994,427	2,284,104
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2025, the Company’s
Non-PEO
NEOs’ average total compensation for 2025 in the Summary Compensation Table was reduced by $2,307,960 for equity awards and $56,154 for pension benefits and then $1,550,885 was added back for equity awards, including for equity awards granted in previous years, and $11,013 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2024, the Company’s
Non-PEO
NEOs’ average total compensation for 2024 in the Summary Compensation Table was reduced by $1,269,952 for equity awards and $55,703 for pension benefits and then $1,745,559 was added back for equity awards, including for equity awards granted in previous years, and $22,894 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2023, the Company’s
Non-PEO
NEOs’ average total compensation for 2023 in the Summary Compensation Table was reduced by $956,967 for equity awards and $70,328 for pension benefits and then $673,725 was added back for equity awards, including for equity awards granted in previous years, and $16,726 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2022, the Company’s
Non-PEO
NEOs’ average total compensation for 2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $19,275 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2021, the Company’s
Non-PEO
NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $12,814 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $20,357 was added back for pension benefits. The amounts reported for the average compensation actually paid to Company’s
Non-PEO
NEOs for 2021 through 2024 have been adjusted slightly from amounts previously disclosed to reflect an average of the pension benefits subtracted from the Company’s
Non-PEO
NEO’s average total compensation for such years in the Summary Compensation Table and an average of the pension benefits added back thereto, rather than in both cases subtracting and adding the aggregate amount of such pension benefits. This has resulted in an increase of the Company’s
Non-PEO
NEO’s average compensation actually paid in 2024 and 2023 by $98,426 and $214,405, respectively, and a decrease of the Company’s
Non-PEO
NEO’s average compensation actually paid in 2022 and 2021 by $57,825 and $22,628, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the three financial performance measures that represent the most important financial performance measures used by our Compensation Committee to link compensation actually paid to the Company’s NEOs to the Company’s performance for the year ended December 31, 2025:

Financial Performance Measures

Adjusted EBITDA(1)
Adjusted EBIT(2)
Adjusted Earnings Per Diluted Share(3)

(1)
Adjusted EBITDA for 2025 is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

(2)
Adjusted EBIT for 2025 is calculated from the Company’s audited financial statements as income before interest and taxes and rationalization charges, the foreign currency impact from certain intercompany agreements, the impact from any foreign currency devaluations, costs attributed to announced acquisitions, acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for unusual gains, unusual losses and unusual business impacts and acquisitions and/or divestitures.

(3)
Adjusted Earnings Per Diluted Share for 2025 is calculated from the Company’s audited financial statements as net income per diluted share excluding acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans, rationalization charges and costs attributable to announced acquisitions.

Total Shareholder Return Amount			$ 117.37	148.77	127.36	143.63	117.07
Peer Group Total Shareholder Return Amount			99.86	112.83	98.16	91.21	110.96
Net Income (Loss)			$ 288,403,000	$ 276,378,000	$ 325,965,000	$ 340,848,000	$ 359,081,000
Company Selected Measure Amount			977,800,000	881,459,000	870,694,000	964,034,000	846,441,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(9)
In the Company’s assessment, for the most recently completed fiscal year, Adjusted EBITDA represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans
, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses. For 2022 and 2021, Adjusted EBITDA was calculated in the same manner as it was for 2025, 2024 and 2023 except that other pension income from U.S. pension plans of $47.5 million and $53.5 million in such years, respectively, was included in and not excluded from Adjusted EBITDA in such years.
(1)
Adjusted EBITDA for 2025 is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBIT
Non-GAAP Measure Description
(2)
Adjusted EBIT for 2025 is calculated from the Company’s audited financial statements as income before interest and taxes and rationalization charges, the foreign currency impact from certain intercompany agreements, the impact from any foreign currency devaluations, costs attributed to announced acquisitions, acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for unusual gains, unusual losses and unusual business impacts and acquisitions and/or divestitures.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Diluted Share
Non-GAAP Measure Description
(3)
Adjusted Earnings Per Diluted Share for 2025 is calculated from the Company’s audited financial statements as net income per diluted share excluding acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans, rationalization charges and costs attributable to announced acquisitions.

Mr. Allott [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 6,242,894
PEO Actually Paid Compensation Amount							8,314,969
PEO Name		Mr. Allott
Mr. Greenlee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,229,234	$ 7,210,347	$ 4,966,705	$ 7,902,867	2,931,122
PEO Actually Paid Compensation Amount			$ 8,366,815	$ 8,846,516	$ 4,152,625	$ 9,811,477	3,705,740
PEO Name	Mr. Greenlee		Adam J. Greenlee	Adam J. Greenlee	Adam J. Greenlee	Adam J. Greenlee
PEO | Mr. Allott [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,602,550)
PEO | Mr. Allott [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							5,674,625
PEO | Mr. Greenlee [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (9,487,800)	$ (4,864,674)	$ (3,239,250)	$ (5,736,680)	(1,276,223)
PEO | Mr. Greenlee [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,625,381	6,500,843	2,425,170	7,645,290	2,050,841
Non-PEO NEO
Pay vs Performance Disclosure
Increase (decrease) in average compensation actually paid				98,426	214,405	(57,825)	(22,628)
Non-PEO NEO | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,307,960)	(1,269,952)	(956,967)	(1,181,325)	(701,347)
Non-PEO NEO | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,550,885	1,745,559	673,725	1,894,706	1,317,304
Non-PEO NEO | Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(56,154)	(55,703)	(70,328)	0	(12,814)
Non-PEO NEO | Added back for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 11,013	$ 22,894	$ 16,726	$ 19,275	$ 20,357